Note 12 - Accrued Liabilities	12 Months Ended
Oct. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

12.     Accrued Liabilities

As of October 31	2013	2012
Employee-related accruals(Note 23)	$10,053	$4,922
FDA provision(a)	2,612	8,321
Captive insurance liability(Note 26)	392	2,119
AECL revenue share and waste disposal	2,218	3,770
Restructuring provision(Note 19)	1,070	3,453
Other(b)	25,063	57,737
Accrued liabilities	$41,408	$80,322

(a)     The FDA provision was established in fiscal 2007 to address certain U.S. Food and Drug Administration (FDA) issues related to the Company’s discontinued bioanalytical operations in its Montreal, Canada, facilities. Although the bioanalytical operations were part of MDS Pharma Services, Nordion has retained this potential liability following the sale of Early Stage. The Company may, where appropriate, reimburse clients who have incurred or will incur third party audit costs or study re-run costs to complete the work required by the FDA and other regulators. Management regularly updates its analysis of this critical estimate based on all currently available information. In March 2013, the Company settled one of the two legal claims that the Company has been served with related to repeat study costs (Note 26). The settlement resulted in a release of $5.6 million of the FDA provision and a loss of $1.3 million (Note 20) in the second quarter of fiscal 2013 after taking into account the Company’s litigation accruals and insurance coverage in relation to the claim. During the fourth quarter of fiscal 2013, the Company received $5.0 million in cash resulting from a successful claim against one of its insurers in this settlement matter and recorded a litigation gain for the same amount. As of October 31, 2013, management believes that the remaining provision of $2.6 million (October 31, 2012 - $8.3 million) is sufficient to cover any agreements reached with clients for study audits, study re-runs, and other related costs.

(b)     As of October 31, 2013, Other includes a $9.5 million (October 31, 2012 - $9.5 million) settlement accrual recorded for the arbitration with Life Technologies Corporation (Life) as a result of the ruling that occurred in July 2011. As of October 31, 2012, Other included approximately $32 million estimated litigation accruals. During fiscal 2013, the Company reversed these litigation accruals through various settlements disclosed in Note 27. Other also includes derivative liabilities, royalties and various miscellaneous payables.